Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 23, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Historically, the Company has granted annual equity-based awards in January of each year, in conjunction with its annual compensation review and approval process and at regularly scheduled Board meetings, although the exact timing may change from year to year. The Compensation Committee may also approve grants at other times of the year for new hires and in connection with certain promotions, or other purposes, based on business needs. The Company did not grant options to our NEOs in 2025, except for options granted to Mr. Thompson on June 23, 2025, in connection with the amendment and extension of Mr. Thompson's employment agreement.

The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee generally has not taken material nonpublic information ("MNPI") into account when determining the timing of awards and it does not seek to time the award of Options in relation to the Company's public disclosure of MNPI, except that the Compensation Committee may elect to defer granting an equity award if the Company is in possession of MNPI on the anticipated grant date. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

In compliance with Item 402(x) of Regulation S-K, the table below sets forth certain information regarding a grant of stock options to Mr. Thompson during the period beginning four business days before, and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K disclosing material non-public information (other than current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K).

Name	Grant Date(1)	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-Public Information (%)
Scott L. Thompson	6/23/2025	400,000	67.00	8,924,225	(2)%
Scott L. Thompson	6/23/2025	400,000	72.00	8,280,475	(2)%
Scott L. Thompson	6/23/2025	400,000	77.00	7,691,963	(2)%
(1) These options were granted one day prior to the Company filing a current report on Form 8-K announcing it had repriced its existing term B loans due October 2031.

Award Timing Method
The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee generally has not taken material nonpublic information ("MNPI") into account when determining the timing of awards and it does not seek to time the award of Options in relation to the Company's public disclosure of MNPI, except that the Compensation Committee may elect to defer granting an equity award if the Company is in possession of MNPI on the anticipated grant date. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date(1)	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-Public Information (%)
Scott L. Thompson	6/23/2025	400,000	67.00	8,924,225	(2)%
Scott L. Thompson	6/23/2025	400,000	72.00	8,280,475	(2)%
Scott L. Thompson	6/23/2025	400,000	77.00	7,691,963	(2)%
(1) These options were granted one day prior to the Company filing a current report on Form 8-K announcing it had repriced its existing term B loans due October 2031.

Scott L. Thompson [Member] | Employee Stock Option 1 [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott L. Thompson
Underlying Securities		400,000
Exercise Price | $ / shares		$ 67.00
Fair Value as of Grant Date		$ 8,924,225
Underlying Security Market Price Change		(0.02)
Scott L. Thompson [Member] | Employee Stock Option 2 [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott L. Thompson
Underlying Securities		400,000
Exercise Price | $ / shares		$ 72.00
Fair Value as of Grant Date		$ 8,280,475
Underlying Security Market Price Change		(0.02)
Scott L. Thompson [Member] | Employee Stock Option 3 [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott L. Thompson
Underlying Securities		400,000
Exercise Price | $ / shares		$ 77.00
Fair Value as of Grant Date		$ 7,691,963
Underlying Security Market Price Change		(0.02)